Long-Term Debt and Finance Liabilities, net	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Long-Term Debt and Finance Liabilities, net

8.           Long-Term Debt and Finance Liabilities, net

Long-term debt (a&b) and financial liabilities (c) in the condensed consolidated statement of financial position is analysed as follows:

	Borrower	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Devocean Maritime Ltd., Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited.	46,925	(491)	(266)	551	46,719
(b)	Calypso Shipholding S.A.	23,000	(370)	—	156	22,786
	Total Long-term debt at June 30, 2024	69,925	(861)	(266)	707	69,505
	Less: Current Portion	(6,771)	279	143	(707)	(7,056)
	Long-Term Portion	63,154	(582)	(123)	—	62,449

(c)	Daxos Maritime Limited	2,800	—	—	—	2,800
	Total Financial liabilities at June 30, 2024	2,800	—	—	—	2,800
	Less: Current Portion	(82)	—	—	—	(82)
	Long-Term Portion	2,718	—	—	—	2,718

	Total Long-term debt at December 31,2023	52,620	(624)	(358)	621	52,259
	Less: Current Portion	(6,258)	227	152	(621)	(6,500)
	Long-Term Portion	46,362	(397)	(206)	—	45,759

Details of the Company’s credit facilities are discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report.

In more detail:

(a) In May 2021, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”), Longevity Maritime Limited (the “Borrower E”) and Serena Maritime Limited (the “Borrower F”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe, m/v Sun Globe and m/v Galaxy Globe, respectively, entered a new term loan facility for up to $34,250 with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) for the purpose of refinancing the existing indebtedness secured on the ships. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited and Serena Maritime Limited as the borrowers and is guaranteed by Globus. This loan facility is referred to as the “CIT loan facility”. The loan facility bore interest at LIBOR plus a margin of 3.75% for interest periods of three months.

8.          Long-term Debt and Finance Liabilities, net (continued)

Following the agreement reached in August 2022 the benchmark rate was amended from LIBOR to SOFR and the applicable margin was decreased from 3.75% to 3.35%. This amendment to the loan agreement falls within the scope of Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (“Amendments”), which have been published by IASB in August 2020 and adopted by the Company as of January 1, 2021. In particular, the Company applied the practical expedient available under the Amendments and adjusted the effective interest rate when accounting for changes in the basis for determining the contractual cash flows under CIT loan facility. No adjustment to the carrying amount of the loan was necessary. The Company has also amended its interest rate swap agreement with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) and replaced the respective benchmark rate from LIBOR to SOFR in order to depict the change of base rate of the CIT loan facility.

In August 2023, the Company reached an agreement with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) for a deed of accession, amendment and restatement of the CIT loan facility by the accession of two additional borrowers in order to increase the loan facility from a total of $52.25 million to $77.25 million, by a top up loan amount of $25 million for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes of all the borrowers and Globus. The CIT loan facility (including the new top up loan amount) is now further secured by a first preferred mortgage over the vessels Diamond Globe and Power Globe. Furthermore, the applicable margin was amended from 3.35% to 2.70% for the whole CIT loan facility. The Company considered that the August 2023 amendments to the CIT Loan Facility did not substantially modify CIT Loan Facility’s terms and the Company recognised a gain on modification amounted to $417 that had adjusted the carrying value of the loan and classified under Gain from the modification of the Loan in the consolidated statement of comprehensive income. On August 10, 2023, the Company fully drew the top up amount of $25 million.

On March 6, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built Sun Globe. On May 10, 2023 the Company prepaid the total remaining amount of $3,674 of the loan of Longevity Maritime Limited (the owning company of the vessel Sun Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on June 5, 2023.

On August 11, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2009-built Sky Globe. On August 29, 2023 the Company prepaid the total remaining amount of $3,276 of the loan of Domina Maritime Ltd (the owning company of the vessel Sky Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on September 7, 2023.

On August 16, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2010-built Star Globe. On September 7, 2023 the Company prepaid the total remaining amount of $3,555 of the loan of Dulac Maritime S.A. (the owning company of the vessel Star Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on September 13, 2023.

On May 28, 2024, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2005-built Moon Globe. On June 27, 2024 the Company prepaid the total remaining amount of $2,567 of the loan of Artful Shipholding S.A. (the owning company of the vessel Moon Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on July 8, 2024.

The Company was in compliance with the covenants of CIT loan facility as at June 30, 2024.

(b) On May 23, 2024, the Company reached an agreement with Marguerite Maritime S.A., a Panamanian subsidiary of a Japanese leasing company unaffiliated with us, for a loan facility of $23 million (absolute amount) bearing interest at Term SOFR plus a margin of 2.3% per annum. This loan agreement provides that it is to be repaid by 20 consecutive quarterly instalments of $295 each, and $17.1 million (absolute amount) to be paid together with the 20th (and last) instalment. The proceeds of this financing will be used for general corporate purposes. As collateral for the loan, among other things, a mortgage over the m/v GLBS Hero was granted, and a general assignment was granted over the earnings, the insurances, any requisition compensation, any charter and any charter guarantee with respect to the m/v GLBS Hero. Globus Maritime Limited guaranteed the loan. On May 30, 2024, the Company drew down the amount of $22.65 million (absolute amount), being the loan amount minus the upfront fee of $0.35 million (absolute amount).

The loan agreement with Marguerite Maritime S.A. includes a minimum required security cover, meaning that the market value of the vessel plus the net realizable value of any additional security is below 120% of the outstanding balance of the loan.

The Company was in compliance with the covenant of Marguerite Maritime S.A. loan facility as at June 30, 2024.

8.           Long-term Debt and Finance Liabilities, net (continued)

(c) On February 23, 2024, Globus, through its subsidiary Daxos Maritime Limited, entered into a $28 million(absolute amount) sale and leaseback agreement with SK Shipholding S.A. ("buyer-lessor"), a subsidiary of Shinken Bussan Co., Ltd. of Japan, with respect to the approximately 64,000 dwt bulk carrier to be named “GLBS Might,” which was delivered from the relevant shipyard on August 20, 2024. The Company will transfer the legal ownership of the vessel to the buyer-lessor upon delivery of the vessel from the shipyard (refer to Note 10) and agreed to charter the vessel back on a bareboat basis under daily rate plus SOFR and margin for the period of 10 years. The Company has an obligation to purchase back the vessel at the end of the ten-year charter period. On February 28, 2024, the Company received $2.8 million, being the 10% advance deposit of the sale price as per MOA. The Company assessed that the transaction does not meet the criteria to be accounted for as a sale under IFRS 15, and therefore the outstanding amount received from the buyer has been included under Financial Liability, current and non-current, in the condensed consolidated statement of financial position as of June 30, 2024.

The contractual annual loan principal payments to First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) loan facility and Marguerite Maritime S.A. loan agreement to be made subsequent to June 30, 2024, were as follows:

June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.
2025	5,591	1,180
2026	21,834	1,180
2027	2,000	1,180
2028	17,500	1,180
2029 and thereafter	-	18,280
Total	46,925	23,000